SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial income:
Interest on bank deposits	$ 2	$ 5	$ 3
Foreign currency transaction	16
Financial income	18	5	3
Financial expenses:
In respect of bank loans, bank fees, convertible note and liability related to Dimex acquisition	(542)	(681)	(1,251)
Inducement and related cost			(760)
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note			(86)
Change in fair value of forward contracts	(25)	(34)	(44)
Other (mainly foreign currency transaction losses)		(71)	(103)
Financial expenses	(567)	(786)	(2,244)
Financial expenses, net	(549)	(781)	(2,241)
Numerator for basic and diluted net Earnings (loss) per share:
Income (loss)		(549)	(3,214)
Net loss available to ordinary shareholders		$ (549)	$ (3,214)
Denominator (in thousands):
Basic weighted average ordinary shares outstanding (in thousands)	1,172	1,118	705
Diluted weighted average ordinary shares outstanding (in thousands)	1,172	1,118	705
Basic and diluted net earnings (loss) per share		$ (0.49)	$ (4.56)